Related Party and Party in Interest Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employees' 401(k) Savings and Investment Plan | Employer | Class A common stock
Related Party and Party in Interest Transactions
Dividend income from Company's shares	$ 167,176	$ 259,232